Debt and Warrants - Summary Of Aggregate Annual Future Maturities Of The Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2024	$ 24,316	$ 9,392
2025	15,237	72,596
2026	0	0
Total	39,553	81,988
Less: Unamortized debt discount	(3,160)	(18,232)
Plus: Capitalized interest	3,083	7,992
Total U.S. dollar notes payable, net	$ 39,476	$ 71,748